FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: November, 2004

                  Date of reporting period: December 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2004
                                   (unaudited)

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                                                                                                 Rating
         Face                                                                                   Moody's/
        Amount           State of Oregon General Obligation Bonds - 59.0%                         S&P                     Value

                         Bend, Oregon Transportation Highway
                         System  (MBIA Corporation Insured)
 $      1,135,000                         5.300%,    09/01/2017                                  Aaa      /    NR     $ 1,232,281

                         Benton and Linn Counties Oregon School
                         District #509J (Financial Security Assurance Insured)
        4,670,000                         5.000%,    06/01/21                                    Aaa      /     NR      4,976,399

                         Chemeketa, Oregon Community College
                         District    (Financial Guaranty Insurance
                         Corporation Insured)
        1,385,000                         5.500%,    06/01/14                                    Aaa      /    AAA      1,610,146

                         Clackamas County, Oregon School
                         District #007J (Lake Oswego)
        1,340,000                         5.375%,    06/01/13                                    Aa2      /     NR      1,496,043

                         Clackamas County, Oregon School District
                          #12 (North Clackamas) (Financial Security
                         Assurance Insured)
        9,110,000                         5.000%,    06/15/17                                    Aaa      /    AAA     10,118,841

                         Clackamas County, Oregon School District
                          #62 (Oregon City) (Financial Security Assurance
                         Insured)
        5,270,000                         5.000%,    06/15/16                                    Aaa      /    AAA      5,802,955

                         Clackamas County, Oregon School District
                         #62 (Oregon City) (State School Bond
                         Guaranty Program)
        1,330,000                         5.375%,    06/15/17                                    Aa3      /    AA-      1,496,795
        2,055,000                         5.500%,    06/15/20                                    Aa3      /    AA-      2,325,582

                         Clackamas County, Oregon School District
                          #86  (Canby) (State School Bond Guaranty
                         Program)
        3,535,000                         5.250%,    06/15/20                                    Aa3      /    AA-      3,956,195

                         Clackamas County, Oregon School District
                         #108 (Estacada) (Financial Security
                         Assurance Insured)
        1,295,000                         5.375%,    06/15/17                                    Aaa      /    AAA      1,425,342
        2,000,000                         5.000%,    06/15/25                                    Aaa      /    AAA      2,083,740

                         Clackamas County, Oregon Tax Allocation
        1,000,000                         6.500%,    05/01/20                                    NR       /    NR*      1,004,320

                         Clackamas, Oregon Community College
                         District (Financial Guaranty Insurance
                         Corporation Insured)
        3,955,000                         5.250%,    06/15/17                                    Aaa      /    AAA      4,313,007
        4,310,000                         5.250%,    06/15/18                                    Aaa      /    AAA      4,666,696

                         Clackamas and Washington Counties,
                         Oregon School District #3J (Financial
                         Guaranty Insurance Corporation Insured)
        2,285,000                         5.250%,    06/15/2015                                  Aaa      /    AAA      2,578,691
        1,620,000                         5.000%,    06/01/17                                    Aaa      /    AAA      1,723,712

                         Clatsop County, Oregon School District
                         #1 (Astoria) (State School Bond Guaranty
                         Program)
        1,895,000                         5.500%,    06/15/19                                    NR      /    AA-       2,144,515

                         Columbia County, Oregon School District
                         #502 (Financial Guaranty Insurance
                         Corporation Insured)
        2,070,000                     zero coupon,   06/01/15                                    Aaa     /    AAA       1,347,301

                         Deschutes County, Oregon (Financial
                         Security Assurance Insured)
        2,000,000                         5.000%,    12/01/14                                    Aaa     /    NR        2,204,100
        1,615,000                         5.000%,    12/01/15                                    Aaa     /    NR        1,765,825
        2,260,000                         5.000%,    12/01/16                                    Aaa     /    NR        2,464,575

                         Deschutes County, Oregon Administrative
                         School District #1 (Bend-LaPine)
        1,500,000                         5.000%,    12/01/17                                     A1     /    NR        1,592,820

                         Deschutes County, Oregon Administrative
                         School District #1 (Bend-LaPine)
                         (Financial Security Assurance Insured)
        1,145,000                         5.500%,    06/15/14                                    Aaa     /    NR        1,285,194
        1,300,000                         5.500%,    06/15/16                                    Aaa     /    NR        1,448,811
        1,355,000                         5.500%,    06/15/18                                    Aaa     /    NR        1,505,161
        3,000,000                         5.125%,    06/15/21                                    Aaa     /    NR        3,191,730

                         Deschutes and Jefferson Counties
                         Oregon  School District #02J (Redmond)
                         (Financial Guaranty Insurance Corporation
                         Insured)
        1,000,000                        5.000%,    06/15/2021                                   Aaa     /    NR        1,068,250
        2,330,000                   zero coupon,    06/15/2022                                   Aaa     /    NR        1,023,825

                         Douglas County, Oregon School District
                         #4 (Roseburg)
                         (State School Bond Guaranty Program)
        1,075,000                       5.125%,    12/15/17                                      Aa3     /    NR        1,209,332

                         Douglas County, Oregon School District
                         #116 (Winston-Dillard) (State School Bond
                         Guaranty Program)
        1,020,000                       5.625%,    06/15/20                                      NR      /   AA-        1,160,689

                         Douglas County, Oregon School District
                         #116 (Winston-Dillard) (State School Bond
                         Guaranty Program) (Financial Security
                         Assurance Insured)

        765,000                         5.000%,    06/15/16                                     Aaa      /   AAA          842,364
                         Eugene, Oregon  (Parks and Open Space)
      1,465,000                         5.250%,    02/01/18                                     Aa2      /    NR        1,573,571
      1,555,000                         5.250%,    02/01/19                                     Aa2      /    NR        1,671,454

                         Gresham, Oregon
                         (Financial Security Assurance Insured)
      1,155,000                         5.375%,    06/01/18                                     Aaa      /    NR        1,276,125

                         Jackson County, Oregon School District
                         #4 (Phoenix-Talent)
                         (Financial Security Assurance Insured)
      1,490,000                         5.500%,    06/15/13                                     Aaa      /   AAA        1,673,359
      1,395,000                         5.500%,    06/15/18                                     Aaa      /   AAA        1,549,594

                         Jackson County, Oregon School District
                         #9 (Eagle Point)
                         (State School Bond Guaranty Program)
      1,120,000                         5.625%,    06/15/17                                     Aa3      /    NR        1,250,749
      1,880,000                         5.000%,    06/15/21                                     Aa3      /    NR        1,976,012

                         Jackson County, Oregon School District
                         #549
                         (Medford) (State School Bond Guaranty
                         Program)
      1,750,000                         5.000%,    06/15/12                                     Aa3      /    NR        1,936,025

                          Jackson County, Oregon School District
                          #549C (Financial
                            Security Assurance Insured)
      1,000,000                         5.300%,    39600                                        Aaa     /    AAA        1,013,520

                         Jefferson County, Oregon School District
                         #509J
                         (Financial Guaranty Insurance Corporation
                         Insured)
      1,215,000                         5.250%,    41805                                        Aaa     /    AAA        1,356,633
      1,025,000                         5.250%,    06/15/17                                     Aaa     /    AAA        1,130,339

                         Josephine County, Oregon School District
                         #7 (Grants Pass)
                            (Financial Guaranty Insurance Corporation
                          Insured)
      2,700,000                         5.700%,    06/01/13                                    Aaa      /    AAA        2,916,864

                         Josephine County, Oregon School District
                         #7  (Grants Pass)
                         (Financial Security Assurance Insured)
      1,000,000                         5.250%,    06/15/13                                    Aaa      /    AAA        1,133,220

                         Josephine County, Oregon Three Rivers
                         School District
                         (Financial Security Assurance Insured)
      1,780,000                         5.250%,    06/15/18                                    Aaa      /    NR         1,927,313
      1,130,000                         5.000%,    06/15/19                                    Aaa      /    NR         1,196,896

                         Lane and Douglas Counties, Oregon School
                         District #45J (South Lane)
                         (State School Bond Guaranty Program)
      1,525,000                         6.000%,    06/15/18                                    NR       /    AA-        1,759,819

                         Lane and Douglas Counties, Oregon
                         School District #97J (Siuslaw) (Financial
                         Guaranty Insurance Corporation Insured)
      1,340,000                         5.375%,    5.375%,6/15/17                              Aaa     /     NR         1,544,819

                         Lane and Douglas Counties, Oregon
                         School District #97J (Siuslaw)
                         (State School Bond Guaranty Program)
      1,000,000                         5.400%,    06/15/19                                    Aa3     /     NR         1,117,680

                         Lane County, Oregon  (Financial Security
                         Assurance Insured)
      2,870,000                         5.000%,    06/01/15                                    Aaa     /     NR         3,152,552

                         Lane County, Oregon School District
                         #40 (Creswell)
                         (State School Bond Guaranty Program)
      1,430,000                         5.375%,    06/15/20                                    NR      /    AA-         1,609,336

                         Lane County, Oregon School District
                         #52J (Financial Guaranty
                            Insurance Corporation Insured)

        750,000                          6.400%,   12/01/09                                    Aaa     /     AAA          808,305

                         Lincoln County, Oregon School District
                            (Financial Guaranty Insurance
                         Corporation Insured)
      1,245,000                          5.250%,   06/15/12                                    Aaa     /     AAA        1,362,889

                         Linn-Benton, Oregon Community College
                         District
                            (Financial Guaranty Insurance Corporation
                          Insured)

      1,160,000                    zero coupon,    06/15/11                                    Aaa     /     AAA          922,304

                         Linn County, Oregon School District
                         #7 (Harrisburg)
                         (State School Bond Guaranty Program)
      1,660,000                         5.500%,    06/15/19                                    NR      /      AA-       1,878,572

                         Linn County, Oregon School District
                         #9 (Lebanon)
                            (Financial Guaranty Insurance
                         Corporation Insured)
      3,000,000                         5.600%,    06/15/30                                   Aaa      /     AAA        3,309,390

                          inn County, Oregon School District
                         L#9 (Lebanon)
                         (MBIA Corporation Insured)
      2,500,000                         5.000%,    06/15/30                                  Aaa      /      AAA        2,572,000

                         Malheur County, Oregon Jail Bonds
                         (MBIA Corporation Insured)
      1,345,000                         6.300%,    12/01/12                                  Aaa      /      AAA        1,396,487

                         Metro, Oregon
      3,240,000                         5.000%,    01/01/13                                  Aa1      /      AA+        3,472,956
      3,000,000                         5.250%,    09/01/14                                  Aa1      /      AA+        3,334,470

                         Multnomah and Clackamas Counties,
                         Oregon School District #10 (Gresham-Barlow)
                            (Financial Security Assurance Insured)
      1,140,000                         5.000%,    06/15/16                                 Aaa       /     AAA         1,244,891
      1,205,000                         5.000%,    06/15/17                                 Aaa       /     AAA         1,303,171
      1,500,000                         5.500%,    06/15/18                                 Aaa       /     AAA         1,666,230
      2,650,000                         5.000%,    06/15/21                                 Aaa       /     AAA         2,796,095

                         Multnomah and Clackamas Counties,
                         Oregon School District #28JT (Centennial)
                            (Financial Security Assurance Insured)
      2,680,000                         5.250%,    12/15/18                                 Aaa       /     NR          3,072,486

                         Multnomah County, Oregon School District
                         #7 (Reynolds)
                         (State School Bond Guaranty Program)

        500,000                         5.625%,    06/15/17                                 Aa3       /    AA-            558,370
      2,375,000                         5.125%,    06/15/19                                 Aa3       /    AA-          2,549,111

                         Multnomah County, Oregon School District
                         #40 (David Douglas)
                            (Financial Security Assurance Insured)
      2,055,000                         5.000%,    12/01/15                                Aaa       /     AAA          2,197,740

                         Northern Oregon Correctional  (AMBAC Indemnity
                            Corporation Insured)
      1,195,000                         5.400%,    09/15/16                                Aaa       /     AAA          1,291,532

                         Oak Lodge, Oregon Water District
                         (AMBAC Indemnity
                            Corporation Insured)

        215,000                         7.300%,    12/01/05                                 Aaa       /    AAA            219,420

        215,000                         7.300%,    12/01/06                                 Aaa       /    AAA            219,554

        215,000                         7.400%,    12/01/07                                 Aaa       /    AAA            219,640

                         Oregon  Coast Community College District
                         (MBIA Corporation Insured)
        1,590,000                       5.250%,    06/15/17                                 Aaa       /     NR          1,767,476
        1,475,000                       5.250%,    06/15/20                                 Aaa       /     NR          1,627,353

                          State of Oregon
        1,975,000                       5.250%,    10/15/13                                 Aa3       /     AA-         2,209,887
        2,115,000                       5.250%,    10/15/14                                 Aa3       /     AA-         2,366,537

                         State of Oregon Board of Higher Education

          820,000                  zero coupon,    08/01/16                                 Aa3       /     AA-           504,603

          500,000                  zero coupon,    08/01/18                                 Aa3       /     AA-           274,405

          540,000                  zero coupon,    08/01/19                                 Aa3       /     AA-           280,730
        2,560,000                       5.500%,    08/01/21                                 Aa3       /     AA-         2,804,326
        3,000,000                       5.000%,    08/01/22                                 Aa3       /     AA-         3,136,110
        1,655,000                       5.600%,    08/01/23                                 Aa3       /     AA-         1,806,664
        1,500,000                       5.600%,    08/01/23                                 Aa3       /     AA-         1,637,460
        6,300,000                       6.000%,    08/01/26                                 Aa3       /     AA-         6,793,668

                         State of Oregon Elderly and Disabled
                         Housing

           40,000                       6.250%,    08/01/13                                 Aa3       /     AA-            40,138

                         State of Oregon Veterans' Welfare

          700,000                       9.200%,    10/01/08                                 Aa3       /     NR            864,108

          820,000                       5.200%,    10/01/18                                 Aa3       /     AA            845,166

                         Portland, Oregon
        2,790,000                       5.750%,    06/01/13                                 Aaa       /     NR          2,832,771
        1,000,000                       4.600%,    06/01/14                                 Aaa       /     NR          1,052,710
        2,000,000                       5.600%,    06/01/15                                 Aa2       /     NR          2,096,700
                                                                                                            NR
           55,000                       5.250%,    06/01/15                                 Aa2       /                    55,667
        2,975,000                  zero coupon,    06/01/15                                 Aa2       /     NR          1,930,418
        1,120,000                       5.125%,    06/01/18                                 Aaa       /     NR          1,213,173
       10,480,000                       4.350%,    06/01/23                                 Aa2       /     NR         10,530,933

                         Portland, Oregon Community College
                         District
        3,015,000                       5.125%,    06/01/13                                 Aa2       /     AA          3,312,008
        3,115,000                       5.125%,    06/01/16                                 Aa2       /     AA          3,371,520
        2,350,000                       5.000%,    06/01/21                                 Aa2       /     AA          2,469,356

                         Portland, Oregon Community College
                         District
                            (Financial Guaranty Insurance
                         Corporation Insured)
        1,395,000                       5.000%,    06/01/17                                 Aaa       /     AAA         1,484,447

                         Salem-Keizer Oregon School District
                         #24J (Financial Security Assurance Insured)
        1,000,000                       4.875%,    06/01/14                                 Aaa       /    AAA          1,059,910
        3,000,000                       5.000%,    06/15/16                                 Aaa       /    AAA          3,303,390

                         Southwestern Oregon Community College
                         District
                         (MBIA Corporation Insured)
        1,120,000                       6.000%,    06/01/25                                 Aaa       /    AAA          1,294,339

                         Tillamook County, Oregon School District #9
                         (Financial Security Assurance Insured)
        3,000,000                       5.250%,    06/15/22                                 Aaa        /    AAA         3,269,550

                         Tualatin Hills Park and Recreation District,
                         Oregon
                            (MBIA Corporation Insured)
        2,470,000                       5.750%,    03/01/12                                 Aaa       /    AAA          2,485,042
        2,000,000                       5.750%,    03/01/15                                 Aaa       /    AAA          2,012,020

                         Umatilla County, Oregon  (Financial Guaranty
                         Insurance Corporation Insured)
        2,000,000                       5.600%,    10/01/15                                 Aaa       /    AAA          2,116,720

                          Umatilla County, Oregon School District
                          #16R (Pendleton) (Financial Guaranty
                         Insurance Corporation Insured)
       1,550,000                        5.500%,    07/01/12                                 Aaa       /    NR           1,776,842

                         Wasco County, Oregon School District
                          #12 (The Dalles) (Financial Security
                         Assurance Insured)
       1,135,000                        6.000%,    06/15/15                                 Aaa       /    AAA          1,312,866
       1,400,000                        5.500%,    06/15/17                                 Aaa       /    AAA          1,631,196
       1,790,000                        5.500%,    06/15/20                                 Aaa       /    AAA          2,108,459

                         Washington County, Oregon
       1,000,000                        5.000%,    06/01/17                                 Aa2       /    NR           1,063,530

                         Washington County, Oregon School
                         District #15 (Forest Grove) (Financial
                         Security Assurance Insured)
       2,285,000                        5.375%,    06/15/14                                 Aaa       /     NR          2,542,748
       1,760,000                        5.375%,    06/15/16                                 Aaa       /     NR          1,946,736
       2,000,000                        5.000%,    06/15/21                                 Aaa       /     NR          2,104,460

                         Washington County, Oregon School
                         District #48J (Beaverton)
       2,000,000                        5.125%,    01/01/15                                 Aa2       /    AA-          2,146,280
       1,620,000                        5.125%,    01/01/16                                 Aa2       /    AA-          1,741,192

                         Washington County, Oregon School
                         District #48J (Beaverton) (Financial
                         Guaranty Insurance Corporation Insured)
       2,800,000                        5.375%,    06/01/19                                Aaa       /    AAA           3,123,876

                         Washington County, Oregon School
                          District #48J (Beaverton) (Financial
                         Security Assurance Insured)
       1,000,000                        5.000%,    06/01/16                                Aaa       /    AAA           1,105,210

                         Washington and Clackamas Counties,
                         Oregon School District #23 (Tigard)
                         (MBIA Corporation Insured)
       4,700,000                        5.375%,    06/15/14                                Aaa       /     NR           5,302,587
       2,500,000                        5.375%,    06/15/20                                Aaa       /     NR           2,773,700

                         Washington and Clackamas Counties,
                         Oregon School District #23J (Tigard)
       1,000,000                        5.650%,    06/01/15                                Aa3       /     NR           1,049,040

                         Washington, Clackamas, and Yamhill
                         County, Oregon School District #88JT
                         (Sherwood) (Financial
                            Security Assurance Insured)
       2,315,000                        6.100%,    06/01/12                               Aaa        /    AAA           2,353,753

         585,000                        6.100%,    06/01/12                               Aaa        /     AAA            594,793
       2,055,000                        5.125%,    06/15/12                               Aaa        /     NR           2,243,526

                         Washington, Multnomah and Yamhill
                         County, Oregon School District #1J
                         (Hillsboro)
       1,295,000                        5.250%,    06/01/13                               Aa3       /      NR           1,416,613

                         Washington and Yamhill, Oregon
                         County School District #58J (Farmington View)
                            (AMBAC Indemnity Corporation Insured)

          80,000                        6.600%,    11/01/05                              Aaa        /      AAA             81,170

          90,000                        6.600%,    11/01/06                              Aaa        /      AAA             91,316

                         Yamhill County, Oregon  School District
                         #29J (Newberg) (Financial Security
                            Assurance Insured)
       2,000,000                        5.350%,    06/01/06                              Aaa        /     AAA           2,025,880

                         Yamhill County, Oregon School District
                         #29J (Newberg) (MBIA Corporation Insured)
       2,850,000                        5.250%,    06/15/17                              Aaa        /     NR            3,142,895
       3,765,000                        5.250%,    06/15/20                              Aaa        /     NR            4,133,932

                         Total General Obligation Bonds                                                               264,888,635

                         State of Revenue Bonds - 39.1%

                         Airport Revenue Bonds - 0.7%

                         Port of Portland, Oregon Airport (AMBAC
                         Indemnity Corporation Insured)
       3,000,000                       5.500%,    07/01/24                               Aaa       /     AAA            3,224,970

                         Certificates of Participation Revenue
                         Bonds - 5.5%

                         Oregon State Department of Administration
                         Services
                            (AMBAC Indemnity Corporation Insured)

          500,000                      5.375%,    05/01/14                               Aaa        /    AAA              559,465
          950,000                      5.000%,    11/01/19                               Aaa        /    AAA            1,016,424
        1,120,000                      5.000%,    05/01/21                               Aaa        /    AAA            1,185,318
        1,500,000                      5.800%,    05/01/24                               Aaa        /    AAA            1,634,010
        4,095,000                      6.000%,    05/01/26                               Aaa        /    AAA            4,758,431

                         Oregon State Department of Administrative
                         Services (Financial Security Assurance
                         Insured)
        1,300,000                      5.500%,    11/01/12                               Aaa        /    AAA            1,497,626
        1,135,000                      5.000%,    05/01/15                               Aaa        /    AAA            1,245,776
        1,770,000                      5.000%,    05/01/19                               Aaa        /    AAA            1,902,237
        1,000,000                      5.000%,    05/01/22                               Aaa        /    AAA            1,058,750

                         Oregon State Department of Administration
                         Services
                            (MBIA Corporation Insured)
        2,000,000                      5.250%,    05/01/11                               Aaa        /    AAA            2,243,840
        1,530,000                      5.375%,    11/01/16                               Aaa        /    AAA            1,586,778
        4,250,000                      5.500%,    11/01/20                               Aaa        /    AAA            4,412,010

                         Washington County, Oregon Educational Services

          645,000                      5.625%,    06/01/16                               A1         /    NR               652,082

                         Washington County, Oregon Educational Services
                             (MBIA Corporation Insured)

          830,000                      5.750%,    06/01/25                               Aaa        /    AAA              842,243

                         Total Certificates of Participation Revenue Bonds                                             24,594,990

                         Hospital Revenue Bonds - 7.1%

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Legacy Health
                            System)
        2,000,000                       5.250%,    02/15/17                              Aa3        /     AA            2,126,120
        2,980,000                       5.250%,    02/15/18                              Aa3        /     AA            3,140,801

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Legacy Health
                            System) (MBIA Corporation Insured)
        2,650,000                       4.750%,    02/15/11                              Aaa        /    AAA            2,841,701

                         Clackamas County, Oregon Hospital Facilities
                         Authority (Legacy Health System)
        4,000,000                       5.250%,    05/01/21                              Aa3        /     AA            4,192,760

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Mary's Woods)
        3,480,000                       6.625%,    05/15/29                              NR         /    NR*            3,656,993

                         Deschutes County, Oregon Hospital Facilities
                         Authority
                         (Cascade Health)
        2,000,000                        5.600%,    01/01/27                             A1         /     NR            2,098,880
        3,000,000                        5.600%,    01/01/32                             A1         /     NR            3,144,690

                         Medford, Oregon Hospital Authority (Asante
                         Health Systems)
                             (MBIA Corporation Insured)
        1,050,000                        5.000%,    08/15/18                             Aaa        /    AAA            1,094,216

                          ultnomah County Oregon Hospital Facility
                         MAuthority (Providence Health System)
        2,390,000                        5.250%,    10/01/22                             Aa3        /     AA            2,539,614

                         State of Oregon Health Housing Educational
                         and Cultural Facilities Authority
                         (Peacehealth) (AMBAC Indemnity Corporation
                         Insured)
        2,300,000                         5.250%,    11/15/17                            Aaa        /    AAA            2,508,679
        1,850,000                         5.000%,    11/15/26                            Aaa        /    AAA            1,920,503
        1,430,000                         5.000%,    11/15/32                            Aaa        /    AAA            1,462,561

                         Western Lane County, Oregon Hospital
                         Facilities Authority (Sisters
                            of St. Joseph Hospital) (MBIA Corporation
                         Insured)
        1,000,000                          5.625%,    08/01/07                           Aaa        /    AAA            1,022,970

                         Total Hospital Revenue Bonds                                                                  31,750,488

                         Housing, Educational, and Cultural
                         Revenue Bonds - 5.0%

                         Clackamas Community College District,
                         Oregon (MBIA
                            Corporation Insured)
        1,865,000                           5.700%,    06/01/16                          Aaa        /    AAA            1,957,728

                         Multnomah County, Oregon Educational
                         Facility
                         (University of Portland)
        1,000,000                           6.000%,    04/01/20                          NR         /    BBB+           1,081,340

                         Oregon Health Sciences University, Oregon
                             (MBIA Corporation Insured)
        4,500,000                           5.250%,    07/01/15                          Aaa        /    AAA            4,771,260
       11,550,000                      zero coupon,    07/01/21                          Aaa        /    AAA            5,369,133
        3,140,000                           5.250%,    07/01/22                          Aaa        /    AAA            3,417,325

                         State of Oregon Housing and Community
                         Services

           20,000                           5.900%,     07/01/12                         Aa2        /     NR               20,761

          245,000                           6.700%,     07/01/13                         Aa2        /     NR              245,639

          580,000                           6.000%,     07/01/20                         Aa2        /     NR              600,416
        1,420,000                           5.400%,     07/01/27                         Aa2        /     NR            1,458,255
                         State of Oregon Housing and Community
                         Services (MBIA
                            Corporation Insured)
        1,500,000                           5.450%,     07/01/24                         Aaa        /    AAA            1,504,920

                         State of Oregon Housing, Educational and
                         Cultural Facilities
                            Authority (George Fox University) (LOC:
                         Bank of America)
        1,000,000                           5.700%,    03/01/17                          NR         /     AA            1,050,100

                         State of Oregon Housing Finance Authority

          870,000                           6.800%,    07/01/13                          Aa2        /     A+              873,941

                         Total Housing, Educational, and Cultural
                         Revenue Bonds                                                                                 22,350,818


                         Transportation Revenue Bonds - 4.6%

                         Oregon St. Department Transportation Highway
                         Usertax
        1,000,000                           5.500%,    11/15/14                          Aa1        /    AA+            1,151,940
        2,000,000                           5.500%,    11/15/16                          Aa1        /    AA+            2,303,880
        3,025,000                           5.500%,    11/15/18                          Aa1        /    AA+            3,484,619
        2,555,000                           5.375%,    11/15/18                          Aa1        /    AA+            2,803,908
        4,545,000                           5.125%,    11/15/26                          Aa1        /    AA+            4,801,929

                    Tri-County Metropolitan Transportation District,
                         Oregon
        1,440,000                           5.750%,    08/01/16                          Aa3        /    AA+            1,627,574
        1,775,000                           5.000%,    09/01/16                          Aa3        /    AA+            1,920,497

                         Tri-County Metropolitan Transportation District,
                         Oregon
                         (LOC: Morgan Guaranty Trust)
        2,500,000                           5.400%,    06/01/19                          NR        /    AA-             2,620,675

                         Total Transportation Revenue Bonds                                                            20,715,022

                         Urban Renewal Revenue Bonds - 2.9%

                          ortland, Oregon Airport Way Renewal and
                         PRedevelopment (AMBAC
                            Indemnity Corporation Insured)
        1,640,000                           6.000%,    06/15/14                          Aaa        /     NR            1,873,585
        1,765,000                           5.750%,    06/15/20                          Aaa        /     NR            1,989,843

                         Portland, Oregon River District Urban Renewal and
                         Redevelopment
                          (AMBAC Indemnity Corporation Insured)
        1,420,000                           5.000%,    06/15/16                          Aaa        /     NR            1,550,654
        1,915,000                           5.000%,    06/15/20                          Aaa        /     NR            2,049,624

                         Portland, Oregon Urban Renewal Tax Allocation
                         (AMBAC
                            Indemnity Corporation Insured) (Convention
                         Center)
        1,150,000                           5.750%,    06/15/18                          Aaa        /     NR            1,301,409
        2,000,000                           5.450%,    06/15/19                          Aaa        /     NR            2,219,880

                         Portland Oregon Urban Renewal Tax Allocaton
                          (Interstate Corridor) (Financial Guaranty
                         Insurance Corporation Insured)
        1,990,000                            5.25%,    6/15/21                           Aaa       /     NR             2,202,413

                         Total Urban Renewal Revenue Bonds                                                             13,187,408

                         Utility Revenue Bonds - 1.5%

                         Emerald Peoples Utility District, Oregon
                             (Financial Security Assurance Insured)
        1,455,000                           5.250%,    11/01/22                          Aaa       /      NR            1,594,665

                         Eugene, Oregon Electric Utility
                             (Financial Security Assurance Insured)
        1,060,000                           5.250%,    08/01/14                          Aaa        /    AAA            1,173,939
        1,600,000                           5.000%,    08/01/18                          Aaa        /    AAA            1,689,808

                         Eugene, Oregon Trojan Nuclear Project
        1,425,000                           5.900%,    09/01/09                          Aaa        /    AA-            1,434,776

                         Northern Wasco County, Oregon Public
                         Utility Development
                             (Financial Guaranty Insurance Corporation
                          Insured)
        1,000,000                           5.625%,    12/01/22                          Aaa        /    AAA            1,042,080

                         Total Utility Revenue Bonds                                                                    6,935,268

                         Water and Sewer Revenue Bonds - 10.2%

                         Bend, Oregon Sewer Revenue
                         (AMBAC Indemnity Corporation Insured)
        1,130,000                           5.150%,    10/01/14                          Aaa        /     NR            1,239,667

                         Klamath Falls, Oregon Water (Financial
                         Security   Assurance Insured)
        1,575,000                           5.500%,    07/01/16                          Aaa        /    AAA            1,833,552

                         Klamath Falls, Oregon Wastewater
                         (AMBAC Indemnity Corporation Insured)
        1,545,000                           5.650%,    06/01/20                           Aaa        /    AAA           1,719,307

                    Lebanon, Oregon Wastewater
                        (Financial Security Assurance Insured)
        1,000,000                           5.700%,    03/01/20                           Aaa        /    AAA           1,111,880

                         Portland, Oregon Sewer System (Financial
                         Guaranty
                             Insurance Corporation Insured)
        2,900,000                           5.750%,    08/01/19                           Aaa        /    AAA           3,273,027

                         Portland, Oregon Sewer System (Financial
                         Security Assurance Insured)
        2,760,000                           5.250%,    06/01/17                           Aaa       /     AAA           3,064,428
        3,470,000                           5.000%,    06/01/21                           Aaa       /     AAA           3,697,667

                         Portland, Oregon Sewer System  (MBIA
                         Corporation Insured)
        2,500,000                           5.250%,    06/01/16                           Aaa        /    AAA           2,608,800

                         Portland, Oregon Water System
        7,420,000                           5.500%,    08/01/19                           Aa1        /     NR           8,200,732
        1,235,000                           5.500%,    08/01/20                           Aa1        /     NR           1,362,316

                         Salem, Oregon Water and Sewer (Financial
                             Security Assurance Insured)
        1,000,000                           5.375%,    06/01/15                           Aaa        /    AAA           1,149,130
        1,970,000                           5.375%,    06/01/16                           Aaa        /    AAA           2,215,403
        3,025,000                           5.500%,    06/01/20                           Aaa        /    AAA           3,420,640

                         Sunrise Water Authority, Oregon (Financial
                         Security Assurance Insured)
        1,630,000                           5.000%,    03/01/19                           Aaa        /    AAA           1,766,855
        1,350,000                           5.250%,    03/01/24                           Aaa        /    AAA           1,472,823

                         Washington County, Oregon Clean
                         Water Services
                             (Financial Guaranty Insurance
                         Corporation Insured)
          995,000                           5.000%,    10/01/13                           Aaa        /    AAA           1,089,485
        3,525,000                           5.125%,    10/01/17                           Aaa        /    AAA           3,798,011

                         Washington County, Oregon Clean Water
                         Services (MBIA Corporation Insured)
        2,235,000                           5.250%,    10/01/15                           Aaa        /    AAA           2,552,370

                         Washington County, Unified Sewer Agency
                         (AMBAC
                              Indemnity Corporation Insured)

          315,000                            5.900%,    10/01/06                          Aaa       /     AAA             316,767

                         Total Water and Sewer Revenue Bonds                                                           45,892,860

                         Other Revenue Bonds - 1.6%

                         Baker County, Oregon Pollution Control
                         (Ash Grove Cement
                            West Project)  (Small Business
                         Administration Insured)

           380,000                            6.300%,    07/01/05                       Aaa        /      NR              387,946

                         Multnomah County, Oregon School District
                         #1J, Special Obligations
         1,000,000                            5.000%,    03/01/07                       A2         /     A-             1,004,190

                         Oregon State Department of Administration
                         Services (Lottery Revenue)
                            (Financial Security Assurance Insured)
         2,000,000                            5.750%,    04/01/14                       Aaa        /    AAA             2,279,540
         3,040,000                            5.000%,    04/01/19                       Aaa        /    AAA             3,289,797

                         Total Other Revenue Bonds                                                                      6,961,473

                         Total Revenue Bonds                                                                          175,613,297

                         U.S. Territory - 1.4%

                         Puerto Rico Municipal Finance Agency
                         (Financial Security Assurance Insured)

           500,000                             5.250%,    8/01/16                       Aaa        /    AAA               555,990
         5,000,000                             5.250%,    8/01/20                       Aaa        /    AAA             5,518,000

                         Total U.S. Territory Bonds                                                                     6,073,990

                         Total Municipal Bonds  (cost  $420,228,950**)                  99.5%                         446,575,922

                         Other assets less liabilities                                   0.5                            2,138,511

                         Net Assets                                                    100.0%                    $    448,714,433



                         (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                          (**) See note b.

                          PORTFOLIO ABBREVIATIONS:
                          AMBAC - American Municipal Bond Assurance Corp. LOC - Letter of Credit
                          MBIA - Municipal Bond Investors Assurance
                          NR       - Not Rated
                          See accompanying notes to financial statements.

                                       TAX-FREE TRUST OF OREGON
                                     NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. (b) At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $419,915,323 amounted to $26,660,599, which consisted of aggregate gross unrealized appreciation of $26,708,457 and aggregate gross unrealized depreciation of $47,858.


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 28, 2005